Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Equity and Distributions [Abstract]
Summary of changes in the number of outstanding units

	Common	Subordinated	General Partner
Balance December 31, 2011	16,661,294	5,360,912	22,044
Common units issued	11,975,000	--	--
Restricted common units issued	287,943	--	--
Restricted common units forfeited	(2,334)	--	--
General partner units issued	--	--	12,273

Balance December 31, 2012	28,921,903	5,360,912	34,317

Schedule of incentive distribution

	Total Quarterly Distributions Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	General Partner
Minimum Quarterly Distribution	$0.4750	99.9%	0.1%
First Target Distribution	above $0.4750 up to $0.54625	99.9%	0.1%
Second Target Distribution	above $0.54625 up to $0.59375	85.0%	15.0%
Thereafter	above $0.59375	75.0%	25.0%

Summary of quarterly cash distribution rates

Quarter	Declaration Date	Record Date	Payable Date	Amount Per Unit (1)	Aggregate Distribution	Distribution Received by Memorial Resource

4th Quarter 2012	January 15, 2013	February 1, 2013	February 13, 2013	$0.5075	$17.4	$6.3
3rd Quarter 2012	October 19, 2012	November 1, 2012	November 12, 2012	$0.4950	$11.1	$6.2
2nd Quarter 2012	July 19, 2012	August 1, 2012	August 13, 2012	$0.4800	$10.7	$6.0
1st Quarter 2012	April 19, 2012	May 1, 2012	May 14, 2012	$0.4800	$10.7	$6.0
4th Quarter 2011	January 26, 2012	February 6, 2012	February 13, 2012	$0.0929	$2.0	$1.2

(1)

The $0.0929 per unit pro-rated distribution paid on February 13, 2012 was based upon the minimum quarterly distribution of $0.4750 per unit adjusted to take into account the 18-day period of the fourth quarter of 2011 during which the Partnership was a public entity.

Summary of predecessor equity transactions

	BlueStone	Classic Carve-Out	WHT Assets	Total Predecessor

Balance December 31, 2009	$39,079	$33,909	$--	$72,988
Net income (loss)	(13,303)	1,986	--	(11,317)
Contributions	40,000	4,130	--	44,130

Balance December 31, 2010	65,776	40,025	--	105,801
Net income (loss)	72,728	(7,567)	10,579	75,740
Contributions (distributions)	--	(2,876)	51,761	48,885
Net assets retained by predecessor	(13,150)	(1,062)	(3,173)	(17,385)
Exchange of predecessor interests for units	(125,354)	(28,520)	(59,167)	(213,041)

Balance December 31, 2011	$--	$--	$--	$--

Summary of previous owner equity transactions

	Tanos/Classic Properties	REO	WHT Properties	Cinco Group	Total Previous Owners

Balance December 31, 2009	$28,457	$89,375	$--	$28,681	$146,513
Net income (loss)	3,670	9,304	--	1,381	14,355
Contributions	11,186	6,631	--	96,753	114,570
Distributions	--	(4,385)	--	(1,225)	(5,610)

Balance December 31, 2010	43,313	100,925	--	125,590	269,828
Net income (loss)	3,621	31,816	18,703	12,464	66,604
Contributions	3,919	5,010	77,641	74,933	161,503
Net assets retained by predecessor	--	--	3,180	--	3,180
Distributions	--	(64,996)	--	(1,581)	(66,577)
Other	--	--	--	38	38

Balance December 31, 2011	50,853	72,755	99,524	211,444	434,576
Net income (loss)	1,000	28,691	8,369	8,233	46,293
Contributions	--	--	--	64,597	64,597
Contribution of oil and gas properties	--	--	--	6,893	6,893
Net book value of net assets acquired by Partnership	(50,639)	(93,696)	--	--	(144,335)
Contribution related to sale of assets to NGP affiliate	--	--	--	40,138	40,138
Net book value of net assets acquired by NGP affiliate	--	--	--	(33,859)	(33,859)
Distributions	(1,214)	(7,750)	--	(20,553)	(29,517)
Other	--	--	--	(92)	(92)

Balance December 31, 2012	$--	$--	$107,893	$276,801	$384,694